Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 21, 2024
Document Effective Date	Mar. 25, 2024
Prospectus Date	Mar. 25, 2024
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Raymond James SB-1 Equity ETF
Prospectus:
Trading Symbol	UPGD